Subsequent Events (Details) - shares			1 Months Ended	4 Months Ended
	Jan. 21, 2021	Dec. 28, 2020	Dec. 28, 2020	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Aug. 28, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Ordinary shares outstanding					11,380,421			11,324,677
B Ordinary Shares
Subsequent Event [Line Items]
Ordinary shares outstanding					5,296,549	5,476,837		5,296,549
CIK 0001822888 Virtuoso Acquisition Corp [Member]
Subsequent Event [Line Items]
Dividend per share (in Shares)			0.5
CIK 0001822888 Virtuoso Acquisition Corp [Member] | Founder Shares [Member]
Subsequent Event [Line Items]
Ordinary shares outstanding							5,175,000
CIK 0001822888 Virtuoso Acquisition Corp [Member] | B Ordinary Shares
Subsequent Event [Line Items]
Ordinary shares outstanding					5,750,000	5,750,000
Number of shares subject to forfeiture					750,000
CIK 0001822888 Virtuoso Acquisition Corp [Member] | B Ordinary Shares | Founder Shares [Member]
Subsequent Event [Line Items]
Dividend per share (in Shares)		0.5
Ordinary shares outstanding		5,175,000	5,175,000
Number of shares subject to forfeiture				750,000
CIK 0001822888 Virtuoso Acquisition Corp [Member] | Subsequent Event | B Ordinary Shares | Founder Shares [Member]
Subsequent Event [Line Items]
Dividend per share (in Shares)	1.1111
Ordinary shares outstanding	5,750,000
Number of shares subject to forfeiture	750,000